Incentive Units (Tables)	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Incentive Units activity

Incentive Units
Outstanding – December 31, 2024	5,725,164
Granted	2,100,000
Forfeited	(441,168)
Repurchased	(253,498)

Outstanding – December 31, 2025	7,130,498

Vested – December 31, 2025	3,666,580
Authorized – December 31, 2025	7,479,111